Long-term debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Sep. 11, 2020	Apr. 04, 2017
Debt Instrument [Line Items]
Finance lease obligations	$ 9,087	$ 8,498
Other long-term borrowings	2,791	1,700
Subtotal	725,343	723,663
Deferred financing costs	(2,789)	(3,715)
Total	718,598	714,841
Current portion of long-term debt	2,624	1,803
Long-term debt, excluding current portion	715,974	713,038
2029 Notes
Debt Instrument [Line Items]
Notes payable	334,200	334,200
Discount on notes	(3,294)	(4,059)
Premium on notes	308	382
2027 Notes
Debt Instrument [Line Items]
Notes payable	379,265	379,265
Discount on notes	(1,753)	(2,571)
Premium on notes	$ 783	$ 1,141
Deferred financing costs			$ (2,000)	$ (3,001)